OTHER NON-CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Long-term Liabilities Disclosure [Abstract]
Deferred tax liability (note 8)	$ 12,757	$ 10,643	$ 7,126
Partnership Guarantee (note 25)	5,001	6,504
Deferred credits from finance lease transactions	13,530	14,149
Other long-term liabilities	31,288	31,296
Deferred credits from capital lease transactions:
Deferred credits from finance lease transactions	24,691	24,691
Less: Accumulated amortization	(10,536)	(9,917)
Deferred credits from finance lease transactions	14,155	14,774
Non-current	625	625
Deferred credits from finance lease transactions	$ 13,530	$ 14,149